Fair Value Measurements (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Schedule of Fair Value Measurements of Assets and Liabilities [Table Text Bloock]
		Fair Value Measurements at March 31, 2012 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,525	-	-	1,525
Total	$1,560	$35	$-	$1,525

Liabilities:
Derivative liabilities	$3,917	$-	$3,917	$-
Redeemable noncontrolling interest	6,929	-	-	6,929
Total	$10,846	$-	$3,917	$6,929

		Fair Value Measurements at December 31, 2011 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$35	$35	$-	$-
Other securities	1,535	-	-	1,535
Total	$1,570	$35	$-	$1,535

Liabilities:
Derivative liabilities	$4,175	$-	$4,175	$-
Redeemable noncontrolling interest	7,700	-	-	7,700
Total	$11,875	$-	$4,175	$7,700

		Fair Value Measurements at December 31, 2010 Using:
		Quoted Prices in
		Active Markets for	Significant Other	Unobservable
		Identical Assets	Observable Inputs	Inputs
Description	Total	(Level 1)	(Level 2)	(Level 3)
Assets:
Money market funds	$37,154	$37,154	$-	$-
Other securities	1,726	-	-	1,726
Derivative assets	312	-	312	-
Total	$39,192	$37,154	$312	$1,726

Liabilities:
Derivative liabilities	$969	$-	$969	$-
Redeemable noncontrolling interest	7,546	-	-	7,546
Total	$8,515	$-	$969	$7,546

Schedule Of Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis [Table Text Block]
	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
	Other	Noncontrolling	Other	Noncontrolling
	Securities	Interest	Securities	Interest
Beginning balance	$1,535	$7,700	$1,726	$7,546
Total gains or losses (realized and unrealized):
Included in earnings	(7)	(43)	2	603
Included in other comprehensive (loss) income	(3)	9	(1)	7
Purchases	-	-	53	-
Settlements	-	-	(173)	-
Distributions paid	-	(816)	-	(545)
Redemption value adjustment	-	79	-	(691)
Ending balance	$1,525	$6,929	$1,607	$6,920

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(7)	$-	$2	$-

	Fair Value Measurements Using
	Significant Unobservable Inputs (Level 3 Only)
	Year Ended December 31, 2011		Year Ended December 31, 2010
	Assets	Liabilities	Assets	Liabilities
		Redeemable		Redeemable
		Noncontrolling		Noncontrolling
	Other Securities	Interest	Other Securities	Interest
Beginning balance	$1,726	$7,546	$1,687	$7,692
Total gains or losses (realized and unrealized):
Included in earnings	(20)	1,923	4	1,293
Included in other comprehensive (loss) income	(11)	(5)	12	(12)
Purchases	53	-	23	-
Settlements	(213)	-	-	-
Distributions paid	-	(1,309)	-	(956)
Redemption value adjustment	-	(455)	-	(471)
Ending balance	$1,535	$7,700	$1,726	$7,546

The amount of total gains or (losses) for the period included in earnings attributable to the change in unrealized gains or losses relating to assets still held at the reporting date	$(20)	$-	$4	$-

Schedule Of Other Financial Instruments In Carrying Values And Fair Values [Table Text Block]

	March 31, 2012		December 31, 2011
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$354,722	$360,804	$356,209	$361,948
Line of credit	248,160	248,160	233,160	233,160
Deferred acquisition fees receivable	24,604	28,280	29,410	31,638

	December 31, 2011		December 31, 2010
	Carrying Value	Fair Value	Carrying Value	Fair Value
Non-recourse and limited-recourse debt	$356,209	$361,948	$255,232	$255,460
Line of credit	233,160	233,160	141,750	140,600
Deferred acquisition fees receivable	29,410	31,638	31,419	32,485

Schedule Of Fair Value Impairment Charges Using Unobservable Inputs Nonrecurring Basis [Table Text Block]

	Three Months Ended March 31, 2012		Three Months Ended March 31, 2011
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges
Impairment Charges From Continuing Operations:
Real estate (a)	$13,625	$3,299	$-	$-
Equity investments in real estate (b) (c)	27,460	298	1,554	206
	41,085	3,597	1,554	206

Impairment Charges From Discontinued Operations:
Real estate (a)	13,422	2,425	-	-
	$54,507	$6,022	$1,554	$206

	Year Ended December 31, 2011		Year Ended December 31, 2010		Year Ended December 31, 2009
	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment	Total Fair Value	Total Impairment
	Measurements	Charges	Measurements	Charges	Measurements	Charges
Impairment Charges from
Continuing Operations:
Real estate	$4,623	$5,359	$-	$-	$823	$900
Net investments in direct
financing leases(a)	-	(1,608)	3,548	1,140	23,571	2,616
Equity investments in real estate	1,554	206	22,846	1,394	-	-
	6,177	3,957	26,394	2,534	24,394	3,516

Impairment Charges from
Discontinued Operations:
Real estate	32,375	6,460	11,662	14,241	9,719	6,908
Intangible assets	5,699	415	-	-	-	-
Intangible liabilities	(416)	(153)	-	-	-	-
	$43,835	$10,679	$38,056	$16,775	$34,113	$10,424